Reinsurance Level 3 (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Reinsurance Recoverable [Table Text Block]

Reinsurance Recoverables
	Successor Company
	As of December 31, 2019	As of December 31, 2018
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,534	$19,354
Commonwealth	8,147	8,969
Other reinsurers	1,143	1,241
Gross reinsurance recoverables	$28,824	$29,564

Life Insurance Fees Earned Premiums and Other [Table Text Block]

Insurance Revenues
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018	For the Year Ended December 31, 2017
Gross earned premiums, fee income and other	$2,375	$1,439	$1,059	$2,434
Reinsurance assumed	115	66	48	116
Reinsurance ceded	(1,627)	(972)	(684)	(1,539)
Net earned premiums, fee income and other	$863	$533	$423	$1,011